Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payables [Abstract]
Trade payables	$ 1	$ 8
Employees, consultants and payroll accruals	26	20
Accrued expenses	205	225
Total accounts payable	$ 232	$ 253